Financial Instruments And Financial Risk Management - Summary of Short term Loan Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Short Term Loan Receivable [Line Items]
Interest receivable	$ 921	$ 644
Total Loans receivable, short-term	2,438	$ 644
Lighthouse [Member]
Disclosure Of Short Term Loan Receivable [Line Items]
Short-term loans receivable - Lighthouse	$ 1,517